Financial instruments - Derivative Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loans and borrowings	€ 1,736.3	€ 1,847.6
Borrowings	1,758.8	1,875.3
Gross amount of financial instruments as presented upon balance sheet	22.7	21.4
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	22.7	21.4
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	0.0	0.0
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	125.0	44.9
Related financial instruments that are offset	22.7	21.4
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	102.3	23.5
Derivative financial instruments | Cash flow hedges | Cross currency interest rate swap
Disclosure of financial assets [line items]
Change in fair value of outstanding hedging instruments	€ (71.0)	€ 7.1
Weighted average hedged rate for the year	111.00%	111.00%
EUR/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (21.9)	€ 2.1
Notional amount	249.0	220.6
Change in fair value of outstanding hedging instruments	€ (20.6)	€ 10.5
Weighted average hedged rate for the year	113.00%	114.00%
GBP/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (3.7)	€ (1.7)
Notional amount	53.5	56.5
Change in fair value of outstanding hedging instruments	€ (2.0)	€ (0.7)
Weighted average hedged rate for the year	128.00%	128.00%
GBP/EUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 1.4	€ (8.3)
Notional amount	159.0	217.4
Change in fair value of outstanding hedging instruments	€ 8.5	€ (10.9)
Weighted average hedged rate for the year	112.00%	112.00%
SEKEUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (4.0)	€ (0.3)
Notional amount	77.3	70.1
Change in fair value of outstanding hedging instruments	€ (4.2)	€ 2.1
Weighted average hedged rate for the year	9.00%	9.00%
Other currencies | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (0.5)	€ (0.3)
Notional amount	16.8	42.3
Change in fair value of outstanding hedging instruments	€ 0.8	€ 0.2
Weighted average hedged rate for the year	21.00%	21.00%
Deferred Financing Costs [Member]
Disclosure of financial assets [line items]
Loans and borrowings	€ 6.9	€ 8.9